FAIR VALUE MEASUREMENTS - Fair Value Measurements Inputs (Details)	Dec. 31, 2021 $ / shares Y	Feb. 08, 2021 $ / shares Y
Risk-free interest rate | Public Warrants
FAIR VALUE MEASUREMENTS
Input		0.48
Risk-free interest rate | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Input	1.26	0.48
Expected term (years) | Public Warrants
FAIR VALUE MEASUREMENTS
Input | Y		5.00
Expected term (years) | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Input | Y	5.00	5.00
Expected volatility | Public Warrants
FAIR VALUE MEASUREMENTS
Input		21.0
Expected volatility | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Input	18.12	21.0
Exercise price | Public Warrants
FAIR VALUE MEASUREMENTS
Input		11.50
Exercise price | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Input	11.50	11.50
Stock Price | Public Warrants
FAIR VALUE MEASUREMENTS
Input		10.00
Stock Price | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Input	9.90	10.00